Share-based Compensation	6 Months Ended
Jul. 02, 2016
Summit Materials, LLC
Company Information
Share-based Compensation

2.SHARE-BASED COMPENSATION

Prior to the IPO and Reorganization, the capital structure of Summit Holdings consisted of six different classes of limited partnership interests (Class A-1, Class A-2, Class B-1, Class C, Class D-1 and Class D-2), each of which was subject to unique distribution rights. There were no outstanding Class A-2 interests. In connection with the IPO and the Reorganization, the limited partnership agreement of Summit Holdings was amended and restated to, among other things, modify its capital structure by creating the LP Units (“Reclassification”). Immediately following the Reclassification, 69,007,297 LP Units were outstanding. In addition, in substitution for part of the economic benefit of the Class C and Class D interests that was not reflected in the conversion of such interests to LP Units, warrants were issued to holders of Class C interests to purchase an aggregate of 160,333 shares of Class A common stock, and options were issued to holders of Class D interests to purchase an aggregate of 4,358,842 shares of Class A common stock (“leverage restoration options”). The exercise price of the warrants and leverage restoration options is the IPO price of $18.00 per share. In conjunction with the Reclassification of the equity-based awards, the Company recognized a $14.5 million modification charge in general and administrative costs in the six months ended June 27, 2015.

The leverage restoration options were granted under the Summit Materials, Inc. 2015 Omnibus Incentive Plan (the “Omnibus Incentive Plan”). The leverage restoration options that correlate to time-vesting interests vest over four years, beginning on the Reclassification date and the leverage restoration options that correlate to performance-vesting interests vest only when both the relevant return multiple is achieved and a four year time-vesting condition is satisfied. The time-based vesting condition for both the time-vesting and performance-vesting interests will be satisfied with respect to 25% of the performance-vesting options on each of the first four anniversaries of the Reclassification date, subject to the employee’s continued employment through the applicable vesting date.

The Company also granted 240,000 options to purchase shares of Class A common stock under the Omnibus Incentive Plan to certain employees some of whom had not previously been granted equity-based interests. These stock options have an exercise price of $18.00 per share, the IPO price, and are subject to a time-based vesting condition that will be satisfied with respect to 25% of the award on each of the first four anniversaries of the grant date, subject to the employee’s continued employment through the applicable vesting date.

In the six months ended July 2, 2016, Summit Inc. acquired 13,177,754 LP Units in exchange for 13,177,754 newly issued shares of Class A common stock. The value of the exchanged shares was determined based on the closing price of Summit Inc.’s Class A common stock as of the date of the exchange, which totaled $263.6 million. As of July 2, 2016, Summit Inc. owned 62.9% of Summit Holdings.

Included in the LP Units exchanged for shares of Class A common stock in the six months ended July 2, 2016 were 9,272,378 LP Units exchanged by certain investment funds associated with or designated by The Blackstone Group L.P. (“Blackstone”). Blackstone subsequently sold the shares of Class A common stock it received in an underwritten public offering. As a result of this transaction and Blackstone’s prior exchange and sale of LP Units, the Company determined that the performance target associated with certain LP Units and certain leverage restoration options, which is based on Blackstone achieving a 1.75 times return on their initial investment, is probable of occurring. Accordingly, the Company recognized a $24.8 million charge in general and administrative costs in the six months ended July 2, 2016 reflective of the cumulative costs that would have been recognized for these awards had the performance targets been deemed probable at the IPO date.